Segment Reporting	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including those employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations, as well as consultancy, liquefied natural gas (LNG) terminal management and other related services. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables include results for the Company’s revenues and income from vessel operations by segment for the three months and six months ended June 30, 2017 and June 30, 2016.

Three Months Ended June 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	96,841	14,597	(2,649)	108,789
Voyage expenses	(22,079)	—	2,649	(19,430)
Vessel operating expenses	(34,278)	(12,575)	—	(46,853)
Time-charter hire expense	(6,935)	(1,062)	—	(7,997)
Depreciation and amortization	(23,157)	(1,258)	—	(24,415)
General and administrative expenses	(7,513)	(852)	—	(8,365)
(Loss) gain on sale of vessels	(150)	8	—	(142)
Income (loss) from operations (3)	2,729	(1,142)	—	1,587

Equity loss	(28,027)	—	—	(28,027)

Three Months Ended June 30, 2016
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	135,617	10,999	(470)	146,146
Voyage expenses	(10,088)	266	470	(9,352)
Vessel operating expenses	(37,278)	(9,111)	—	(46,389)
Time-charter hire expense	(15,456)	(457)	—	(15,913)
Depreciation and amortization	(24,320)	(1,301)	—	(25,621)
General and administrative expenses	(8,367)	(1,136)	—	(9,503)
Loss on sale of vessels	(6,420)	—	—	(6,420)
Income (loss) from operations (3)	33,688	(740)	—	32,948

Equity income	3,615	—	—	3,615

Six Months Ended June 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
Revenues (2)	217,396	27,485	(5,607)	239,274
Voyage expenses	(48,792)	—	5,607	(43,185)
Vessel operating expenses	(68,359)	(22,632)	—	(90,991)
Time-charter hire expense	(19,069)	(2,555)	—	(21,624)
Depreciation and amortization	(46,786)	(2,538)	—	(49,324)
General and administrative expenses	(15,435)	(1,818)	—	(17,253)
(Loss) gain on sale of vessels	(4,577)	8	—	(4,569)
Income (loss) from operations (3)	14,378	(2,050)	—	12,328

Equity loss	(26,900)	—	—	(26,900)

Six months ended June 30, 2016
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
Revenues (2)	297,881	21,085	(1,171)	317,795
Voyage expenses	(23,021)	—	1,171	(21,850)
Vessel operating expenses	(74,786)	(16,676)	—	(91,462)
Time-charter hire expense	(35,886)	(743)	—	(36,629)
Depreciation and amortization	(50,274)	(2,414)	—	(52,688)
General and administrative expenses	(17,176)	(1,798)	—	(18,974)
(Loss) gain on sale of vessels	(6,420)	—	—	(6,420)
Income (loss) from operations (3)	90,318	(546)	—	89,772

Equity income	5,849	—	—	5,849

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services was based on actual costs incurred per voyage starting January 1, 2017 (2016 - based on estimated costs of approximately $25,000 per voyage).

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of (loss) income.

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	June 30, 2017	December 31, 2016
	$	$
Conventional Tanker Segment	1,675,224	1,828,548
Ship-to-Ship Transfer Segment	40,947	41,663
Cash and cash equivalents	87,255	94,157
Consolidated total assets	1,803,426	1,964,368